Schedule of Revenue Disaggregated by Revenue Source (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Product Information [Line Items]
Revenues, net	$ 38,994	$ 51,542	$ 45,468
Spot Voyage Charters [Member]
Product Information [Line Items]
Revenues, net	2,041	19,769	12,665
Time Charters [Member]
Product Information [Line Items]
Revenues, net	$ 36,953	$ 31,773	$ 32,803